9. RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advance amount related party outstanding		$ 25,000
Management fee	30,000	15,000
Rent expenses	7,355	7,355
Management fees paid to officer and director	366,161	204,797
Chief Executive Officer [Member]
Advance to related parties	25,000
Director [Member]
Owe to the firm	479
Accrued management fees	$ 6,000